Trade Receivables, Other Receivables and Prepayments (Tables)	12 Months Ended
Dec. 31, 2024
Trade Receivables, Other Receivables and Prepayments [Abstract]
Schedule of Trade Receivables
	As at December 31,
	2024	2023
Trade receivables	102	402,820
Bad debt provision for trade receivables	-	-
	102	402,820

Schedule of Other Receivables
	As at December 31,
	2024	2023
Other receivables	106,116	64,423
Long-term receivable to be collected within 1 year *	-	7,000,000
Prepayments	10,323,846	11,618,310
	10,429,962	18,682,733

*	On October 19, 2022, the Company entered into a stock purchase agreement with a Purchaser and closed the transaction pursuant to the terms of the Stock Purchase Agreement, resulting in the Company’s sale of 20,000 shares of common stock (the “Shares”) in Hongri International Holding Limited (“Hongri”), constituting all of the issued and outstanding capital stock in Hongri, in consideration for $10,000,000.

Schedule of Aging Analysis of Trade Receivables	The aging analysis of trade receivables is as follows:
	As at December 31,
	2024	2023
Less than 4 months	102	402,820
	102	402,820

Schedule of Provision for Doubtful Debts	The movement in the provision for doubtful debts during the year is as follows:
	2024	2023
As at January 1	-	37,487
Reverse due to disposal of subsidiaries	-	(37,487)
As at December 31	-	-